SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
14.	SEGMENT INFORMATION

The Group's chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focuses on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Intersegment sales arise from transfer of goods between segments. These sales are generally at price consistent with what the Group would charge third parties for similar goods. A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2015	2016	2017
	$	$	$
Net sales:
Metal stamping and Mechanical OEM	12,520	10,268	8,323
Electric OEM	9,853	12,667	11,280

Total net sales	22,373	22,935	19,603

Operating income:
Metal stamping and Mechanical OEM	745	738	267
Electric OEM	605	916	646
Corporate	(79)	(138)	(152)

Total operating income	1,271	1,516	761

Interest expense:
Metal stamping and Mechanical OEM	-	-	-
Electric OEM	-	-	-

Total interest expense	-	-	-

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	226	137	107
Electric OEM	167	180	159

Total depreciation and amortization	393	317	266

Capital expenditure:
Metal stamping and Mechanical OEM	71	226	88
Electric OEM	58	298	109

Total capital expenditure	129	524	197

	As of March 31,
	2016	2017
	$	$
Total assets:
Metal stamping and Mechanical OEM	7,268	7,374
Electric OEM	9,638	8,597
Corporate	133	1,581

Total assets	17,039	17,552

	As of March 31,
	2016	2017
	$	$
Long-lived assets:
Metal stamping and Mechanical OEM	518	412
Electric OEM	603	542

Total long-lived assets	1,121	954

All of the Group's sales are co-ordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2015	2016	2017
	$	$	$
Net sales:
Hong Kong and China	4,703	5,662	4,700
Other Asian countries	1,734	134	31
Europe	15,153	16,342	14,037
North America	783	797	835

	22,373	22,935	19,603

All of the Group's long-lived assets are located in Hong Kong and China.